COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

NOTE 15.  COMMITMENTS AND CONTINGENCIES

Legal

In June 2020, Michael Feinsod resigned as our Executive Chairman, claiming that his resignation was for "Good Reason" under the terms of his employment agreement. If it is ultimately determined that his resignation was, in fact, for "Good Reason", rather than a voluntary act absent "Good Reason", it could enable certain potential claims for benefits under his employment agreement, including potential claims for severance, for the vesting of his unvested options and/or for the extension of the term within which he can exercise his options in the future. We do not believe that Mr. Feinsod's resignation was for "Good Reason." Accordingly, we believe that Mr. Feinsod's resignation was voluntary, and that any such potential claims, if asserted, would be without substantial merit. Although the outcome of legal proceedings is subject to uncertainty, the Company will vigorously defend any future claims made by Mr. Feinsod alleging a "Good Reason" resignation.

From time to time, the Company is a party to various litigation matters incidental to the conduct of its business. The Company is not presently a party to any legal proceedings that would have a material adverse effect on its business, operating results, financial condition or cash flows.